PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 11.2%
4,282  Health Care Select
Sector SPDR Fund
$ 625,215
1.0
70,108  Schwab U.S. TIPS
ETF
1,885,204
3.1
41,552  Vanguard FTSE
Developed Markets
ETF
2,112,088
3.5
20,255  Vanguard FTSE
Emerging Markets ETF
916,741
1.5
21,862  Vanguard Long-Term
Treasury ETF
1,259,470
2.1
Total Exchange-Traded
Funds
(Cost $6,572,675)
6,798,718
11.2
MUTUAL FUNDS: 88.8%
Affiliated Investment Companies: 88.8%
178,422  Voya High Yield Bond
Fund - Class R6
1,227,546
2.0
1,448,156  Voya Intermediate
Bond Fund - Class R6
12,685,849
20.9
281,963  Voya Large Cap Value
Portfolio - Class R6
1,832,763
3.0
123,484  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,189,149
2.0
578,497  Voya Multi-Manager
International Equity
Fund - Class I
6,294,046
10.4
181,066  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,682,107
2.8
23,856  Voya Russell
TM
Large
Cap Growth Index
- Class I
1,759,146
2.9
132,071  Voya Short Duration
Bond Fund - Class R6
1,237,509
2.1
11,457
(1)
Voya Small Cap
Growth Fund - Class
R6
435,954
0.7
52,932  Voya Small Company
Fund - Class R6
739,454
1.2
570,378  Voya U.S. Stock Index
Portfolio - Class I
11,059,632
18.2
392,057  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
3,701,016
6.1
57,267  VY
®
Invesco Comstock
Portfolio - Class I
1,218,648
2.0
214,260  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
6,046,420
10.0
150,369  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,599,928
2.6
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
13,025  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,163,489
1.9
Total Mutual Funds
(Cost $52,313,571)
53,872,656
88.8
Total Long-Term
Investments
(Cost $58,886,246)
60,671,374
100.0
Total Investments in
Securities
(Cost $58,886,246) $ 60,671,374 100.0
Liabilities in Excess
of Other Assets (5,118) 0.0
Net Assets $ 60,666,256 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 6,798,718 $ — $ — $ 6,798,718
Mutual Funds 53,872,656 — — 53,872,656
Total Investments, at fair value $ 60,671,374 $ — $ — $ 60,671,374
Liabilities Table
Other Financial Instruments+
Futures $ (5,430) $ — $ — $ (5,430)
Total Liabilities $ (5,430) $ — $ — $ (5,430)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 1,170,126 $ 122,715 $ (55,374) $ (9,921) $ 1,227,546 $ 19,740 $ 2,473 $ —
Voya Intermediate Bond Fund -
Class R6
11,686,415 1,601,509 (800,637) 198,562 12,685,849 134,050 (5,498) —
Voya Large Cap Value Portfolio -
Class R6
1,653,567 204,596 (72,805) 47,405 1,832,763 — 6,338 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,123,972 180,205 (142,369) 27,341 1,189,149 — 10,590 —
Voya Multi-Manager International
Equity Fund - Class I
6,009,783 750,776 (761,763) 295,250 6,294,046 — 118,055 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,368,245 409,430 (60,544) (35,024) 1,682,107 — 2,596 —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,799,887 238,491 (55,031) (224,201) 1,759,146 — 34,045 —
Voya Short Duration Bond Fund -
Class R6
1,466,455 129,113 (362,655) 4,596 1,237,509 16,080 1,508 —
Voya Small Cap Growth Fund -
Class R6
401,982 102,521 (15,237) (53,312) 435,954 — 2,522 —
Voya Small Company Fund - Class
R6
959,125 115,831 (259,810) (75,692) 739,454 — 35,356 —
Voya U.S. Stock Index Portfolio -
Class I
10,363,009 1,643,186 (369,568) (576,995) 11,059,632 — 80,310 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
3,485,274 383,006 (250,328) 83,064 3,701,016 — (5,801) —
VY
®
Invesco Comstock Portfolio -
Class I
1,106,927 129,512 (47,908) 30,117 1,218,648 — (550) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
5,767,491 566,954 (314,193) 26,168 6,046,420 — (38,920) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,373,120 412,411 (51,835) (133,768) 1,599,928 — 11,305 —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution 2030 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 1,178,490 $ 156,400 $ (31,328) $ (140,073) $ 1,163,489 $ — $ 16,604 $ —
$ 50,913,868 $ 7,146,656 $ (3,651,385) $ (536,483) $ 53,872,656 $ 169,870 $ 270,933 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution 2030 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 3 06/20/25 $ 304,065 $ (5,098)
$ 304,065 $ (5,098)
Short Contracts:
U.S. Treasury 2-Year Note (2) 06/30/25 (414,344) (332)
$ (414,344) $ (332)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,017,547
Gross Unrealized Depreciation (232,419)
Net Unrealized Appreciation $ 1,785,128